Note 12 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
	Years ended December 31
	2012	2011	2010

Number of shares issued	32,765	26,500	16,047

Fair value of stock contributed	$617	$497	$315

Cash contributed	82	65	105

Total expense	$699	$562	$420